Transactions with Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from related parties	$ 4,807,000		$ 4,807,000		$ 5,287,000
Due to related parties	6,252,000		6,252,000		3,558,000
Accrued Liabilities, Current	38,181,000		38,181,000		33,391,000
Other Nonoperating Income (Expense)	4,000	$ (241,000)	75,000	$ (180,000)
Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	4,807,000		4,807,000		5,287,000
Professional and Contract Services Expense	0	171,000	0	374,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense		256,000
Estimated Future Management Fees Remainder Of 2024 [Member]
Related Party Transaction [Line Items]
Services rendered expense			11,073,000
Estimated Future Management Fees Remainder Of 2025 [Member]
Related Party Transaction [Line Items]
Services rendered expense			22,308,000
Estimated Future Management Fees Remainder Of 2026 [Member]
Related Party Transaction [Line Items]
Services rendered expense			22,209,000
Estimated Future Management Fees Remainder Of 2027 [Member]
Related Party Transaction [Line Items]
Services rendered expense			22,074,000
Estimated Future Management Fees Remainder Of 2028 [Member]
Related Party Transaction [Line Items]
Services rendered expense			22,278,000
Estimated Future Management Fees Remainder Of 2029 To 2033 [Member]
Related Party Transaction [Line Items]
Services rendered expense			94,221,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense	5,086,000	4,809,000	10,061,000	10,030,000
Supervisory services expenses	463,000	473,000	861,000	879,000
Due from related parties	229,000		$ 229,000		157,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Selling, General and Administrative Expense				5,000,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate			1.25%
Due to related parties	3,348,000		$ 3,348,000		1,501,000
Accrued Liabilities, Current	423,000		423,000		667,000
Tsakos Shipping And Trading S.A. [Member] | Tsakos Shipping and Trading S.A. Technical Services [Member]
Related Party Transaction [Line Items]
Services rendered expense	409,000		1,013,000	327,000
Due from related parties	1,429,000		1,429,000		1,098,000
Tsakos Shipping And Trading S.A. [Member] | Tsakos Shipping and Trading S.A. Chartering Services [Member]
Related Party Transaction [Line Items]
Services rendered expense	2,564,000	2,687,000	5,102,000	5,924,000
Commissions In Connection With Delivery Of Each New Building			250,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense	3,796,000	3,351,000	7,058,000	6,642,000
Due to related parties	3,535,000		3,535,000		2,468,000
Other Nonoperating Income (Expense)			1,229,000	3,593,000
Accrued Insurance, Current	1,252,000		1,252,000		328,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense	1,610,000	$ 1,661,000	3,533,000	3,223,000
Due to related parties	$ 569,000		569,000		$ 530,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,000
Chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			21,000
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			36,000
Third Party Managed Suezmax Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,800	28,400
Third Party managed vessel VLCC Ulysses [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,100	29,700
Third Party managed vessel Neo Energy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			45,900	45,100
Third Party Managed Tanergy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			37,500	36,700
Third Party Managed Maria Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,100	29,700
Third Party Managed Ise Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			29,300	28,900
Third Party managed vessel VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,700
Third Party Managed Suezmax Eurochampion 2004 [member]
Related Party Transaction [Line Items]
Monthly Management Fees			29,700
Third Party Managed PoppyS [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			29,300
Third Party Managed DF Mystras [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,700
Two Suezmax Tankers And Two Aframax Tankers One Lng Carrier [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			1,168,000
Six Handymax Tankers Two Handysize Tankers [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount				848,000
Njord DF, RanDF, Chios DF and Ithaki DF [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party			1,000,000,000
LNG Carrier Tenergy and DP2 Shuttle Tanker Porto [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party				500,000
Fixed Assets [Member] | Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Other Nonoperating Income (Expense)			$ 6,820,000	$ 3,216,000